Subsequent Events (Details) - USD ($)							1 Months Ended					2 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 23, 2023	May 05, 2023	Apr. 28, 2023	Feb. 13, 2023	Jan. 12, 2023	Apr. 02, 2021	Dec. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022	Feb. 04, 2023
Subsequent Event [Line Items]
Warrants to purchase common shares, shares														21,500,000		71,100,000
Term of warrants											10 years			5 years		5 years
Exercise price of share									$ 0.306					$ 0.50	$ 0.306	$ 0.50	$ 0.50
Placement agent fees and expenses														$ 400,000		$ 2,000,000.0	$ 2,800,000
Stock issued for private offerings (in shares)				400,000
Stock issued for private offerings													$ 6,328,000
Convertible note, redeemed amount																		$ 2,000,000	$ 500,000	$ 4,000,000	$ 31,000,000
Placement agent notes
Subsequent Event [Line Items]
Debt Instrument Term		18 months	18 months												18 months
Convertible note, aggregate principal		$ 1,000,000.0	$ 1,000,000.0												$ 2,300,000
Exercise price of share		$ 0.50	$ 0.50
Proceeds from issuance of warrants		$ 900,000	$ 900,000
Placement agent fees and expenses		$ 100,000	$ 100,000
Partitioned Notes
Subsequent Event [Line Items]
Convertible note, aggregate principal													$ 2,000,000.0					$ 2,000,000.0		$ 4,000,000.0
Long-term Convertible Note - April 2, 2021 Note
Subsequent Event [Line Items]
Debt Instrument Term						2 years
Convertible note, aggregate principal						$ 28,500,000													$ 4,100,000			$ 6,100,000
Conversion of preferred stock to common stock (in shares)																		12,200,000		17,300,000
Placement Agent Warrants Issue One | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares		1,000,000.0	1,000,000.0												1,300,000
Term of warrants		3 years	3 years												3 years
Exercise price of share															$ 0.50
Placement Agent Warrants Issue Two | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares		300,000	300,000												400,000
Term of warrants		10 years	10 years												10 years
Exercise price of share															$ 0.26
Accredited Investors
Subsequent Event [Line Items]
Warrants to purchase common shares, shares														21,500,000		71,100,000
Stock issued for private offerings (in shares)										500,000							85,400,000				34,600,000
Stock issued for private offerings										$ 100,000				$ 3,000,000.0		$ 14,400,000	$ 18,900,000
Accredited Investors | Placement agent notes
Subsequent Event [Line Items]
Convertible note, redeemed amount									$ 2,300,000
Warrants issued in debt conversion									14,300,000
Allotment to placement agent
Subsequent Event [Line Items]
Warrants to purchase common shares, shares											10,700,000			3,200,000			19,400,000
Term of warrants														10 years			10 years
Exercise price of share											$ 0.23			$ 0.16			$ 0.255
Placement agent fees and expenses								$ 5,000,000	$ 5,000,000							$ 25,000.0	$ 50,000
Warrant covering common stock shares purchased, percentage											15.00%					12.00%	13.00%
Second Private Placement
Subsequent Event [Line Items]
Warrants to purchase common shares, shares																	64,000,000.0
Term of warrants																	5 years
Exercise price of share																	$ 0.306
Number of common shares in a fixed combination issue of shares											1						1
Number of warrants in a fixed combination issue of securities											1						1
Exercise price of stock warrant combo, per share					$ 0.23												$ 0.255
Closing share price (as percentage)					90.00%
Subsequent Event
Subsequent Event [Line Items]
Warrants to purchase common shares, shares							7,200,000
Exercise price of share							$ 0.14
Placement agent fees and expenses							$ 200,000					$ 400,000
Warrant covering common stock shares purchased, percentage							13.00%
Subsequent Event | Placement agent notes
Subsequent Event [Line Items]
Debt Instrument Term	18 months
Convertible note, aggregate principal	$ 1,300,000
Proceeds from issuance of warrants	1,200,000
Placement agent fees and expenses	$ 100,000
Subsequent Event | Amended placement agent notes
Subsequent Event [Line Items]
Exercise price of share															0.306
Subsequent Event | Partitioned Notes
Subsequent Event [Line Items]
Convertible note, aggregate principal							$ 1,300,000	$ 1,500,000				$ 1,500,000
Subsequent Event | Long-term Convertible Note - April 2, 2021 Note
Subsequent Event [Line Items]
Conversion of preferred stock to common stock (in shares)							8,300,000					8,700,000
Subsequent Event | Placement Agent Warrants Issue One
Subsequent Event [Line Items]
Exercise price of share							$ 0.35								$ 0.50
Subsequent Event | Placement Agent Warrants Issue One | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares	1,300,000
Term of warrants	3 years
Exercise price of share	$ 0.50
Subsequent Event | Placement Agent Warrants Issue Two | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares	400,000
Term of warrants	10 years
Exercise price of share	$ 0.26
Subsequent Event | Private placement warrants
Subsequent Event [Line Items]
Warrants to purchase common shares, shares							10,300,000	14,700,000				14,700,000
Term of warrants							5 years	5 years				5 years
Exercise price of share							$ 0.35	$ 0.50				$ 0.50
Subsequent Event | Accredited Investors
Subsequent Event [Line Items]
Stock issued for private offerings (in shares)							10,300,000					14,700,000
Stock issued for private offerings							$ 1,500,000					$ 2,600,000
Subsequent Event | Accredited Investors | Placement agent notes
Subsequent Event [Line Items]
Convertible note, redeemed amount												$ 2,300,000
Warrants issued in debt conversion												11,500,000
Subsequent Event | Accredited Investors | Private placement warrants
Subsequent Event [Line Items]
Term of warrants								5 years				5 years
Exercise price of share								$ 0.306				$ 0.306
Warrants issued in debt conversion												11,500,000
Subsequent Event | Allotment to placement agent
Subsequent Event [Line Items]
Warrants to purchase common shares, shares							1,500,000		2,200,000
Term of warrants							10 years		10 years
Exercise price of share							$ 0.17		$ 0.20
Placement agent fees and expenses							$ 5,000.0					$ 5,000.0
Warrant covering common stock shares purchased, percentage							15.00%		15.00%			12.00%
Subsequent Event | Second Private Placement
Subsequent Event [Line Items]
Number of common shares in a fixed combination issue of shares							1		1
Number of warrants in a fixed combination issue of securities							1		1
Exercise price of stock warrant combo, per share							$ 0.17		$ 0.20
Closing share price (as percentage)							90.00%		90.00%